Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Jun. 30, 2010	Sep. 30, 2011 Unaudited
Current assets:
Cash and cash equivalents	$ 928,900	$ 1,464,351	$ 693,748
Trade accounts receivable, net of allowance	1,833,044	1,804,063	2,069,979
Inventories, net	1,622,637	1,137,678	1,818,189
Other receivables	30,943
Prepaid interest expense	7,250	167,635	72,500
Prepaid expenses and other assets	189,630	223,908	233,634
Total current assets	4,612,404	4,797,635	4,888,050
Property and equipment, net	2,373,022	2,344,692	2,483,029
Intangible assets, net	101,133	134,001	92,916
Debt costs, net	7,180	151,530	6,380
Other assets	27,737	27,737	27,737
Total assets	7,121,476	7,455,595	7,498,112
Current liabilities:
Accounts payable	928,790	511,523	1,332,500
Accrued liabilities	123,705	179,370	136,634
Accrued payroll and benefits	481,318	396,863	497,146
Total current liabilities	1,533,813	1,087,756	1,966,280
Deferred rent	464,262	569,286	435,605
8% convertible debentures to related parties, net of debt discount	1,012,500	816,397	1,012,500
8% convertible debentures, net of debt discount	75,000	737,468	75,000
Total liabilities	3,085,575	3,210,907	3,489,385
Stockholders' equity:
Preferred stock: Series D
Common stock: Class A	97,131	89,716	97,611
Additional paid-in capital	207,636,440	206,277,806	207,795,377
Foreign currency translation adjustment	50,593	23,466	62,449
Accumulated deficit	(203,748,263)	(202,146,300)	(203,946,710)
Total stockholders' equity	4,035,901	4,244,688	4,008,727
Total liabilities and stockholders' equity	$ 7,121,476	$ 7,455,595	$ 7,498,112